Allowance for Loan and Lease Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Allowance for Loan and Lease Losses

NOTE 4. ALLOWANCE FOR LOAN AND LEASE LOSSES

The allowance for loan and lease losses is a reserve established through a provision for loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The methodology is based on historical loss experience by type of credit and internal risk grade, changes in the composition and volume of the portfolio, and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of the allowance for loan and lease losses is designated to account for credit deterioration as it occurs.

During 2017, the Company refined its allowance for loan loss methodology based upon management’s judgment and applicable regulatory guidance. The calculation of reserves on loans collectively evaluated for impairment was altered to reflect five years of historical loss experience which more appropriately matches the weighted average life of loans in the portfolio. Additionally, the calculated historical loss experience is now allocated across the portfolio’s risk rates using a probability of default curve constructed from the Bank’s historical default data. Management also updated the qualitative component of the reserve on loans collectively evaluated for impairment to allow for a greater sensitivity to current trends.

Prior to the second quarter of 2018, the Company was utilizing a peer bank allowance coverage ratio in the qualitative reserve calculation, as the Company did not have enough historical defaults to rely on its own loss factors. As of September 30, 2018, the Company had a sufficient amount of defaults over the five year lookback period to transition over to relying more on its own historical loss data versus peer data. While this did not result in a significant change to the allowance for loan and lease losses as a whole, it continues to impact the provision for certain loan categories in which the Company had experienced more historical defaults.

The following tables present information related to allowance for loan and lease losses for the periods presented:

	Allowance Rollforward
Three Months Ended September 30, 2018	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$4,886	$(275)	$4	$76	$4,691
Real estate:
1-4 single family residential loans	318	—	—	(216)	102
Construction, land and development loans	195	—	—	256	451
Commercial real estate loans (including multifamily)	233	—	—	495	728
Consumer loans and leases	346	(74)	—	(90)	182
Municipal and other loans	37	—	—	(35)	2

Ending allowance balance	$6,015	$(349)	$4	$486	$6,156

	Allowance Rollforward
Three Months Ended September 30, 2017	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,582	$(15)	$—	$20	$2,587
Real estate:
1-4 single family residential loans	732	—	—	201	933
Construction, land and development loans	412	—	—	103	515
Commercial real estate loans (including multifamily)	800	—	—	255	1,055
Consumer loans and leases	204	(16)	—	(15)	173
Municipal and other loans	161	—	—	40	201

Ending allowance balance	$4,891	$(31)	$—	$604	$5,464

	Allowance Rollforward
Nine Months Ended September 30, 2018	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$3,046	$(920)	$73	$2,492	$4,691
Real estate:
1-4 single family residential loans	902	(5)	—	(795)	102
Construction, land and development loans	441	—	—	10	451
Commercial real estate loans (including multifamily)	898	—	—	(170)	728
Consumer loans and leases	198	(104)	—	88	182
Municipal and other loans	167	—	—	(165)	2

Ending allowance balance	$5,652	$(1,029)	$73	$1,460	$6,156

	Allowance Rollforward
Nine Months Ended September 30, 2017	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,347	$(555)	$2	$793	$2,587
Real estate:
1-4 single family residential loans	647	—	—	286	933
Construction, land and development loans	364	—	—	151	515
Commercial real estate loans (including multifamily)	667	(15)	—	403	1,055
Consumer loans and leases	186	(129)	—	116	173
Municipal and other loans	146	—	—	55	201

Ending allowance balance	$4,357	$(699)	$2	$1,804	$5,464

Credit Quality Indicators

In evaluating credit risk, the Company looks at multiple factors; however, management considers delinquency status to be the most meaningful indicator of the credit quality of 1-4 single family residential, home equity loans and lines of credit and consumer loans. Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for commercial, construction, land and development and commercial real estate loans. Internal risk ratings are updated on a continuous basis.

The following tables present an aging analysis of the recorded investment for delinquent loans by portfolio and segment:

	Accruing				Non- Accrual	Total
September 30, 2018	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due
	(Dollars in thousands)
Commercial and industrial loans	$155,996	$1,246	$113	$—	$2,421	$159,776
Real estate:
1-4 single family residential loans	242,606	776	—	426	825	244,633
Construction, land and development	155,767	11	—	—	—	155,778
Commercial real estate loans (including multifamily)	324,212	—	—	—	—	324,212
Consumer loans and leases	18,051	37	14	—	72	18,174
Municipal and other loans	51,501	—	—	—	—	51,501

Total loans	$948,133	$2,070	$127	$426	$3,318	$954,074

	Accruing				Non- Accrual	Total
December 31, 2017	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due
	(Dollars in thousands)
Commercial and industrial loans	$132,775	$302	$3	$33	$1,927	$135,040
Real estate:
1-4 single family residential loans	230,738	637	—	—	1,135	232,510
Construction, land and development	139,470	—	—	—	—	139,470
Commercial real estate loans (including multifamily)	284,869	415	—	—	447	285,731
Consumer loans and leases	22,538	98	47	—	53	22,736
Municipal and other loans	53,632	—	—	—	—	53,632

Total loans	$864,022	$1,452	$50	$33	$3,562	$869,119

There was one loan 90 days or more past due and still accruing at September 30, 2018 with a recorded investment of $426 thousand. There was one loan 90 days or more past due and still accruing at December 31, 2017 with a recorded investment of $33 thousand.

At September 30, 2018, non-accrual loans that were 30 to 59 days past due were $355 thousand, non-accrual loans that were 60 to 89 days past due were $337 thousand, and non-accrual loans that were 90 days or more past due were $917 thousand. At December 31, 2017, non-accrual loans that were 30 to 59 days past due were $209 thousand, non-accrual loans that were 60 to 89 days past due were $57 thousand, and non-accrual loans that were 90 days or more past due were $427 thousand.

Loans exhibiting potential credit weaknesses that deserve management’s close attention and that if left uncorrected may result in deterioration of the repayment capacity of the borrower are categorized as special mention. Loans with well-defined credit weaknesses including payment defaults, declining collateral values, frequent overdrafts, operating losses, increasing balance sheet leverage, inadequate cash flow, project cost overruns, unreasonable construction delays, past due real estate taxes or exhausted interest reserves are assigned an internal risk rating of substandard. Loans classified as substandard can be on an accrual or non-accrual basis, as determined by its unique characteristics. A loan with a weakness so severe that collection in full is highly questionable or improbable will be assigned an internal risk rating of doubtful.

The following table summarizes the Company’s loans by key indicators of credit quality:

September 30, 2018	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$151,088	$2,904	$5,597	$187
Real estate:
1-4 single family residential loans	240,081	—	4,552	—
Construction, land and development	154,305	315	1,158	—
Commercial real estate loans (including multifamily)	312,574	9,786	1,852	—
Consumer loans and leases	18,046	—	128	—
Municipal and other loans	51,501	—	—	—

Total loans	$927,595	$13,005	$13,287	$187

December 31, 2017	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$129,288	$2,331	$3,421	$—
Real estate:
1-4 single family residential loans	228,450	1,090	2,970	—
Construction, land and development	137,760	1,403	307	—
Commercial real estate loans (including multifamily)	276,096	5,877	3,758	—
Consumer loans and leases	22,528	—	208	—
Municipal and other loans	53,632	—	—	—

Total loans	$847,754	$10,701	$10,664	$—

Internal risk ratings and other credit metrics are key factors in identifying loans to be individually evaluated for impairment and impact management’s estimates of loss factors used in determining the amount of the allowance for loan and lease losses.

The following table shows the Company’s investment in loans disaggregated based on the method of evaluating impairment:

	Loans—Recorded Investment		Allowance for Credit Loss
September 30, 2018	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,494	$157,282	$1,085	$3,606
Real estate:
1-4 single family residential loans	970	243,663	—	102
Construction, land and development	—	155,778	—	451
Commercial real estate loans (including multifamily)	—	324,212	—	728
Consumer loans and leases	72	18,102	24	158
Municipal and other loans	—	51,501	—	2

Total loans	$3,536	$950,538	$1,109	$5,047

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,194	$132,846	$1,226	$1,820
Real estate:
1-4 single family residential loans	1,292	231,218	119	783
Construction, land and development	—	139,470	—	441
Commercial real estate loans (including multifamily)	447	285,284	—	898
Consumer loans and leases	53	22,683	16	182
Municipal and other loans	—	53,632	—	167

Total loans	$3,986	$865,133	$1,361	$4,291

The following tables set forth certain information regarding the Company’s impaired loans that were evaluated for specific reserves:

	Impaired Loans—With Allowance			Impaired Loans—With no Allowance
September 30, 2018	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,784	$6,159	$1,085	$710	$1,514
Real estate:
1-4 single family residential loans	—	—	—	970	1,000
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—
Consumer loans and leases	54	55	24	18	18
Municipal and other loans	—	—	—	—	—

Total loans	$1,838	$6,214	$1,109	$1,698	$2,532

	Impaired Loans—With Allowance			Impaired Loans—With no Allowance
December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,811	$1,850	$1,226	$383	$386
Real estate:
1-4 single family residential loans	119	119	119	1,173	1,174
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	447	447
Consumer loans and leases	53	52	16	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,983	$2,021	$1,361	$2,003	$2,007

	Three Months Ended September 30,
	2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$2,571	$—	$2,220	$—
Real estate:
1-4 single family residential loans	975	—	750	—
Construction, land and development	—	—	312	—
Commercial real estate loans (including multifamily)	—	—	1,997	—
Consumer loans and leases	72	—	55	—
Municipal and other loans	—	—	—	—

Total loans	$3,618	$—	$5,334	$—

	Nine Months Ended September 30,
	2018		2017
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$2,774	$—	$2,363	$—
Real estate:
1-4 single family residential loans	990	—	756	—
Construction, land and development	—	—	316	—
Commercial real estate loans (including multifamily)	—	—	1,983	—
Consumer loans and leases	76	—	56	—
Municipal and other loans	—	—	—	—

Total loans	$3,840	$—	$5,474	$—

Troubled Debt Restructurings:

The following table provides a summary of troubled debt restructurings (“TDRs”) based upon delinquency status, all of which are considered impaired:

	September 30, 2018		December 31, 2017
	Number of contracts	Recorded Investment	Number of contracts	Recorded Investment
	(Dollars in thousands)
Performing TDRs:
Commercial and industrial loans	4	$73	5	$270
Real estate:
1-4 single family residential loans	2	145	—	—
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—
Consumer loans and leases	—	—	—	—
Municipal and other loans	—	—	—	—

Total performing TDRs	6	218	5	270
Nonperforming TDRs	5	470	10	651

Total TDRs	11	$688	15	$921

Allowance attributable to TDRs		$113		$411

The following table summarizes TDRs and includes newly designated TDRs as well as modifications made to existing TDRs. Modifications may include, but are not limited to, granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these. Post-modification balances represent the recorded investment at the end of Day 2 in which the modification was made:

Three Months Ended September 30,
	2018				2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
(Dollars in thousands)
Commercial and industrial loans	—	$—	$—	$—	2	$38	$38	$—
Real estate:
1-4 single family residential loans	—	—	—	—	—	—	—	—
Construction, land and development	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—
Municipal and other loans	—	—	—	—	—	—	—	—

	Nine Months Ended September 30,
	2018				2017
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
	(Dollars in thousands)
Commercial and industrial loans	7	$442	$442	$113	10	$465	$465	$126
Real estate:
1-4 single family residential loans	1	34	34	—	—	—	—	—
Construction, land and development	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—
Municipal and other loans	—	—	—	—	—	—	—	—

NOTE 5. ALLOWANCE FOR LOAN AND LEASE LOSSES

The allowance for loan and lease losses is a reserve established through a provision for loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The methodology is based on historical loss experience by type of credit and internal risk grade, changes in the composition and volume of the portfolio, and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of the allowance for loan and lease losses is designated to account for credit deterioration as it occurs.

During 2017, the Company refined its allowance for loan loss methodology based upon management judgement and applicable regulatory guidance. The calculation of reserves on loans collectively evaluated for impairment was altered to reflect five years of historical loss experience which more appropriately matches the weighted average life of loans in the portfolio. Additionally, the calculated historical loss experience is now allocated across the portfolio’s risk rates using a probability of default curve constructed from the Bank’s historical default data. Management also updated the qualitative component of the reserve on loans collectively evaluated for impairment to allow for a greater sensitivity to current trends.

Changes in the allowance for loan and lease losses by loan portfolio and segment for the years ended December 31, 2017 and 2016 are as follows:

	Allowance Rollforward
Year Ended December 31, 2017	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$2,347	$(974)	$7	$1,666	$3,046
Real estate:
1-4 single family residential loans	647	(23)	—	278	902
Construction, land and development loans	364	—	—	77	441
Commercial real estate loans (including multifamily)	667	(34)	—	265	898
Consumer loans and leases	186	(156)	—	168	198
Municipal and other loans	146	—	—	21	167

Ending Allowance Balance	$4,357	$(1,187)	$7	$2,475	$5,652

	Allowance Rollforward
Year Ended December 31, 2016	Beginning Balance	Charge- offs	Recoveries	Provision	Ending Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,119	$(282)	$58	$1,452	$2,347
Real estate:
1-4 single family residential loans	623	(3)	—	27	647
Construction, land and development loans	398	(32)	30	(32)	364
Commercial real estate loans (including multifamily)	670	—	—	(3)	667
Consumer loans and leases	89	(113)	6	204	186
Municipal and other loans	177	—	—	(31)	146

Ending Allowance Balance	$3,076	$(430)	$94	$1,617	$4,357

Credit Quality Indicators

In evaluating credit risk, the Company looks at multiple factors; however, management considers delinquency status to be the most meaningful indicator of the credit quality of 1-4 single family residential, home equity loans and lines of credit and consumer loans. Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for commercial, construction, land and development and commercial real estate loans. Internal risk ratings are updated on a continuous basis.

The following tables present an aging analysis of the recorded investment for delinquent loans by portfolio and segment:

	Accruing
December 31, 2017	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
		(Dollars in thousands)
Commercial and industrial loans	$132,775	$302	$3	$33	$1,927	$135,040
Real estate:
1-4 single family residential loans	230,738	637	—	—	1,135	232,510
Construction, land and development	139,470	—	—	—	—	139,470
Commercial real estate loans (including multifamily)	284,869	415	—	—	447	285,731
Consumer loans and leases	22,538	98	47	—	53	22,736
Municipal and other loans	53,632	—	—	—	—	53,632

Total loans	$864,022	$1,452	$50	$33	$3,562	$869,119

	Accruing
December 31, 2016	Current	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
		(Dollars in thousands)
Commercial and industrial loans	$115,905	$76	$143	$—	$1,638	$117,762
Real estate:
1-4 single family residential loans	204,542	803	—	—	1,296	206,641
Construction, land and development	113,312	4	—	—	—	113,316
Commercial real estate loans (including multifamily)	250,019	1,073	—	—	778	251,870
Consumer loans and leases	26,349	232	—	—	95	26,676
Municipal and other loans	56,596	—	—	—	—	56,596

Total loans	$766,723	$2,188	$143	$—	$3,807	$772,861

There was one loan past due greater than 90 days or more and still accruing at December 31, 2017 with a recorded investment of $33 thousand. There were no loans past due greater than 90 days or more and still accruing at December 31, 2016.

At December 31, 2017, non-accrual loans that were 30 to 59 days past due were $209 thousand, non-accrual loans that were 60 to 89 days past due were $57 thousand, and non-accrual loans that were 90 days or more past due were $427 thousand. At December 31, 2016, non-accrual loans that were 30 to 59 days past due were $77 thousand, non-accrual loans that were 60 to 89 days past due were $38 thousand, and non-accrual loans that were 90 days or more past due were $1.7 million.

Loans exhibiting potential credit weaknesses that deserve management’s close attention and that if left uncorrected may result in deterioration of the repayment capacity of the borrower are categorized as special mention. Loans with well-defined credit weaknesses including payment defaults, declining collateral values, frequent overdrafts, operating losses, increasing balance sheet leverage, inadequate cash flow, project cost overruns, unreasonable construction delays, past due real estate taxes or exhausted interest reserves are assigned an internal risk rating of substandard. Loans classified as substandard can be on an accrual or non-accrual basis, as determined by its unique characteristics. A loan with a weakness so severe that collection in full is highly questionable or improbable will be assigned an internal risk rating of doubtful.

The following table summarizes the Company’s loans by key indicators of credit quality:

December 31, 2017	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$129,288	$2,331	$3,421	$—
Real estate:
1-4 single family residential loans	228,450	1,090	2,970	—
Construction, land and development	137,760	1,403	307	—
Commercial real estate loans (including multifamily)	276,096	5,877	3,758	—
Consumer loans and leases	22,528	—	208	—
Municipal and other loans	53,632	—	—	—

Total loans	$847,754	$10,701	$10,664	$—

December 31, 2016	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial and industrial loans	$111,718	$2,142	$3,750	$152
Real estate:
1-4 single family residential loans	201,087	3,311	2,243	—
Construction, land and development	111,872	1,440	4	—
Commercial real estate loans (including multifamily)	245,270	2,889	3,711	—
Consumer loans and leases	26,391	103	182	—
Municipal and other loans	56,596	—	—	—

Total loans	$752,934	$9,885	$9,890	$152

Internal risk ratings and other credit metrics are key factors in identifying loans to be individually evaluated for impairment and impact management’s estimates of loss factors used in determining the amount of the allowance for loan and lease losses.

The following table shows the Company’s investment in loans disaggregated based on the method of evaluating impairment:

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2017	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$2,194	$132,846	$1,226	$1,820
Real estate:
1-4 single family residential loans	1,292	231,218	119	783
Construction, land and development	—	139,470	—	441
Commercial real estate loans (including	447	285,284	—	898
Consumer loans and leases	53	22,683	16	182
Municipal and other loans	—	53,632	—	167

Total loans	$3,986	$865,133	$1,361	$4,291

	Loans—Recorded Investment		Allowance for Credit Loss
December 31, 2016	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Individually Evaluated for Impairment	Collectively Evaluated for Impairment
	(Dollars in thousands)
Commercial and industrial loans	$1,726	$116,036	$968	$1,379
Real estate:
1-4 single family residential loans	1,468	205,173	—	647
Construction, land and development	—	113,316	—	364
Commercial real estate loans (including	778	251,092	15	652
Consumer loans and leases	95	26,581	51	135
Municipal and other loans	—	56,596	—	146

Total loans	$4,067	$768,794	$1,034	$3,323

The following tables set forth certain information regarding the Company’s impaired loans that were evaluated for specific reserves:

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
December 31, 2017	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,811	$1,850	$1,226	$383	$386
Real estate:
1-4 single family residential loans	119	119	119	$1,173	1,174
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including	—	—	—	$447	447
Consumer loans and leases	53	52	16	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,983	$2,021	$1,361	$2,003	$2,007

	Impaired Loans—With Allowance			Impaired Loans— With no Allowance
December 31, 2016	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
	(Dollars in thousands)
Commercial and industrial loans	$1,583	$1,603	$968	$143	$144
Real estate:
1-4 single family residential loans	—	—	—	1,468	1,521
Construction, land and development	—	—	—	—	—
Commercial real estate loans (including	15	15	15	763	773
Consumer loans and leases	95	95	51	—	—
Municipal and other loans	—	—	—	—	—

Total loans	$1,693	$1,713	$1,034	$2,374	$2,438

	Years Ended December 31,
	2017		2016
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Commercial and industrial loans	$34	$—	$2,287	$—
Real estate:
1-4 single family residential loans	185	—	1,505	9
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	224	—	799	8
Consumer loans and leases	53	—	97	—
Municipal and other loans	—	—	—	—

Total loans	$496	$—	$4,688	$17

Troubled Debt Restructurings:

The following table provides a summary of TDRs based upon delinquency status, all of which are considered impaired:

	December 31,
	2017		2016
	Number of contracts	Recorded Investment	Number of contracts	Recorded Investment
	(Dollars in thousands)
Performing TDRs:
Commercial and industrial loans	5	$270	2	$88
Real estate:
1-4 single family residential loans	—	—	2	172
Construction, land and development	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—
Consumer loans and leases	—	—	—	—
Municipal and other loans	—	—	—	—

Total performing TDRs	5	270	4	260
Nonperforming TDRs	10	651	4	147

Total TDRs	15	$921	8	$407

Allowance attributable to TDRs		$411		$3

The following table summarizes TDRs and includes newly designated TDRs as well as modifications made to existing TDRs. Modifications may include, but are not limited to, granting a material extension of time, entering into a forbearance agreement, adjusting the interest rate, accepting interest only payments for an extended period of time, a change in the amortization period or a combination of any of these. Post-modification balances represent the recorded investment at the end of Day 2 in which the modification was made:

	Years Ended December 31,
	2017				2016
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Related Allowance
	(Dollars in thousands)
Commercial and industrial loans	10	$712	$712	$370	6	$239	$239	$3
Real estate:
1-4 single family residential			—	—	2	186	186	—
Construction, land and	—	—	—	—	—	—	—	—
Commercial real estate loans (including multifamily)	—	—	—	—	—	—	—	—
Consumer loans and leases	—	—	—	—	—	—	—	—
Municipal and other loans	—	—	—	—	—	—	—	—

There have been no defaults of troubled debt restructurings that took place within 12 months of restructure during the years ended December 31, 2017 and 2016.